Related Party Balances and Transactions (Details) - Schedule of maturities - Dec. 31, 2008	CNY (¥)	USD ($)
Schedule of maturities [Abstract]
2022	¥ 42,421,345	$ 6,090,995
2024
Total	¥ 42,421,345	$ 6,090,995